Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties
Fixed compensation payable	€ 1,063	€ 1,136	€ 1,125
Variable compensation payable	173	269	269
Benefits in kind	29	25	25
Directors' fees	180	125	301
Share-based payments	1,325	5,567	3,294
Consulting fees	42	150	30
Total executive compensation	€ 2,811	€ 7,272	€ 5,044